Government Grants - Located in Consolidated Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Government Grants [Line Items]
Total balance	$ 33,366	$ 51,043	$ 156,793
Cost of revenue
Government Grants [Line Items]
Total balance	33,031	49,025	155,451
Research and development expenses
Government Grants [Line Items]
Total balance	335	2,018	1,342
Selling, general and administrative expenses
Government Grants [Line Items]
Total balance	$ 0	$ 0	$ 0